DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended	12 Months Ended
	Nov. 24, 2020 USD ($) $ / shares shares	Dec. 18, 2019	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants				$ 2,831,809
Transaction Costs	$ 1,858,498
Underwriting fees	1,601,808
Other offering costs	$ 256,690
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account				80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%
Cash held outside the Trust Account			$ 25,000	$ 416,111
Cash of not held in the trust account and available for working capital purposes				416,111
Aggregate purchase price			$ 25,000
Proceeds from Related Party Debt				175,000
Condition for future business combination number of businesses minimum		1
Payments for investment of cash in Trust Account				80,090,412
Working capital subject to annual limit				250,000
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent				20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%
Threshold business days for redemption of public shares				5 days
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares	8,009,041
Purchase price, per unit | $ / shares	$ 10.00
Payments for investment of cash in Trust Account	$ 80,090,412
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				8,009,041
Sale of Private Placement Warrants (in shares) | shares	3,146,454			3,146,454
Price of warrant | $ / shares	$ 0.90			$ 0.90
Proceeds from sale of Private Placement Warrants	$ 2,831,809			$ 2,831,809
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares	509,041
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Proceeds from issuance initial public offering	$ 80,090,412